Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

4.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the followings:

	As of December 31,
	2024	2025
	US$	US$
Value added tax recoverable	981,320	663,734
Other receivables	389,098	23,892
Advance to suppliers	24,731	12,677
Others	54,220	12,393
Prepaid expenses and other current assets	1,449,369	712,696